OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Other Payables and Accrued Expenses
Other payables and accrued expenses consist of the following:

	December 31,
	2018	2017
Other taxes payable	$3,548,227	$2,845,393
Accrued payroll & welfare	13,805	33,977
Accrued expense & liability	365,304	1,283,660
Interest payable	4,148	15,747
Others	49,081	58,046
	$3,980,565	$4,236,823